DEFERRED INCOME TAXES - Reconciliation of Deferred Income Tax Recovery (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Disclosure of income tax [Abstract]
Income (loss) before taxes	CAD (907.6)	[1]	CAD (387.1)
Combined federal and provincial tax rate	27.08%		27.09%
Expected income tax expense (recovery)	CAD (245.8)		CAD (104.9)
Change in unrecognized deferred tax asset	22.6		9.8
Foreign exchange (gain) loss	(2.0)		(1.8)
Effect of change in corporate tax rate	(0.2)		0.0
Other including share based compensation	1.6		3.5
Deferred income tax expense (recovery)	CAD (223.8)		CAD (93.4)
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	50.00%

[1]	See Notes 2 and 14.